Debt - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 1,985
2020	5,775
2021	10,427
2022	4,178
2023	8,581
Thereafter	43,319
Total	$ 74,265	$ 27,170